Reserves - Summary of Other Components of Equity (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Disclosure of other components of equity [Line Items]
Other components of equity	¥ 74,722	$ 11,805	¥ 11,560
Foreign currency translation reserve (Note 24) [Member]
Disclosure of other components of equity [Line Items]
Other components of equity	(82,939)	(13,104)	(43,959)
Performance shares reserves (Note 24) [Member]
Disclosure of other components of equity [Line Items]
Other components of equity	19,758	3,122	20,839
Reserve of asset classified as held for sale (Note 22) [Member]
Disclosure of other components of equity [Line Items]
Other components of equity			22,720
(Premium paid for)/discount on acquisition of non-controlling interests [Member]
Disclosure of other components of equity [Line Items]
Other components of equity	¥ (11,541)	$ (1,823)	¥ (11,160)